Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of Cash and cash equivalents

	2023	2022
Banks	7,525,552	9,483,747
Short–term investments	4,808,610	5,915,067
Cash	1,953	2,244
	12,336,115	15,401,058

Credit quality of issuers of investments
Cash and cash equivalents
Schedule of other financial assets measured at fair value through profit or loss

Rating	2023	2022
F1+	2,349,260	466,031
F1	2,133,937	1,458,524
A-1	1,498,034	731,424
P AAA	1,475,084	—
AAA	993,553	5,356,966
P-1	741,041	—
B	670,268	16,753
F2	630,089	—
BRC1+	378,077	606,052
BB	103,066	463,681
F3	70,055	584
BBB	68,378	425,485
AAAF	64,518	—
AAAm	51,710	—
AAAmmf	4,562	5,508
C	3,156	—
Aaa	1,798	10,276
BRC1	1,513	1,201
A	—	919,903
A -2	—	749,912
AA	—	675,596
A3	—	647,316
A+	—	543,260
A-	—	477,059
A2	—	197,917
A1	—	192,594
Baa1	—	93,157
Caa3	—	4,385
Ba1	—	3,083
CCC	—	1,160
AAAf	—	714
Ba2	—	3
Baa3	—	1
Others	1,098,016	1,352,513
	12,336,115	15,401,058